John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 9/30/2022

Fund’s investments
As of 9-30-22 (unaudited)
	Shares	Value
Common stocks 115.2% (95.9% of Total investments)		$693,187,840
(Cost $455,930,750)
Financials 114.7%		690,173,908
Banks 98.6%
1st Source Corp.	121,706	5,634,988
Alpine Banks of Colorado (A)(B)	175,439	5,187,655
American Business Bank (B)	74,896	2,973,371
American National Bankshares, Inc.	85,338	2,726,549
American Riviera Bancorp (B)	200,863	3,394,585
Ameris Bancorp	262,284	11,726,718
Atlantic Union Bankshares Corp.	219,949	6,682,051
Avidbank Holdings, Inc. (B)	200,000	4,350,000
Avidbank Holdings, Inc. (A)(B)	60,000	1,284,891
Bank of America Corp. (C)(D)	403,803	12,194,851
Bank of Idaho Holding Company (A)(B)	150,000	4,245,380
Bank of Marin Bancorp	167,891	5,028,335
Bank7 Corp.	77,220	1,712,740
Bar Harbor Bankshares	144,017	3,819,331
BayCom Corp.	175,855	3,091,531
Bremer Financial Corp. (A)(E)	41,667	4,783,540
Business First Bancshares, Inc.	158,286	3,407,898
C&F Financial Corp.	37,912	2,028,292
California BanCorp (B)	121,815	2,463,099
Cambridge Bancorp	83,426	6,652,389
Camden National Corp.	68,551	2,920,273
CB Financial Services, Inc. (C)(D)	54,602	1,188,140
Central Pacific Financial Corp.	154,908	3,205,047
Central Valley Community Bancorp	129,878	2,300,139
Centric Financial Corp. (B)	289,240	3,933,664
Citizens Community Bancorp, Inc.	169,116	2,058,142
Citizens Financial Group, Inc. (C)(D)	335,950	11,543,242
Civista Bancshares, Inc.	183,001	3,799,101
Coastal Financial Corp. (B)	134,013	5,325,677
Codorus Valley Bancorp, Inc.	92,622	1,744,998
Colony Bankcorp, Inc.	86,996	1,133,558
Columbia Banking System, Inc. (C)(D)	66,697	1,926,876
Comerica, Inc.	165,325	11,754,608
Communities First Financial Corp. (B)	115,023	6,792,108
Community Heritage Financial, Inc.	134,000	2,748,340
ConnectOne Bancorp, Inc.	85,763	1,977,695
Cullen/Frost Bankers, Inc.	93,901	12,415,590
CVB Financial Corp.	192,862	4,883,266
Eagle Bancorp Montana, Inc.	127,715	2,426,585
East West Bancorp, Inc.	43,408	2,914,413
Equity Bancshares, Inc., Class A	148,933	4,412,885
Evans Bancorp, Inc.	69,760	2,556,704
Farmers & Merchants Bancorp, Inc.	114,822	3,085,267
Farmers National Banc Corp.	149,103	1,951,758
Fifth Third Bancorp (C)(D)	384,950	12,303,002
First Business Financial Services, Inc.	91,858	2,967,932
First Community Corp.	132,912	2,325,960
First Financial Bancorp	403,431	8,504,325
First Interstate BancSystem, Inc., Class A	175,848	7,095,467
First Merchants Corp.	153,928	5,953,935
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Mid Bancshares, Inc.	76,166	$2,435,027
First Northwest Bancorp	75,171	1,210,253
First Reliance Bancshares, Inc. (B)(F)	426,454	3,688,827
Flushing Financial Corp.	119,947	2,323,373
German American Bancorp, Inc.	125,538	4,482,962
Great Southern Bancorp, Inc. (C)(D)	40,257	2,297,467
Hancock Whitney Corp.	235,476	10,787,158
HBT Financial, Inc.	199,367	3,618,511
Heritage Commerce Corp.	519,533	5,891,504
Horizon Bancorp, Inc.	438,980	7,884,081
Huntington Bancshares, Inc. (C)(D)	1,070,469	14,108,781
InBankshares Corp. (B)	207,676	1,619,873
Independent Bank Corp. (Massachusetts)	79,360	5,914,701
Independent Bank Corp. (Michigan)	163,971	3,131,846
JPMorgan Chase & Co.	98,982	10,343,619
KeyCorp (C)(D)	654,072	10,478,233
Landmark Bancorp, Inc.	58,759	1,502,468
Limestone Bancorp, Inc.	45,551	893,711
Live Oak Bancshares, Inc. (C)(D)	111,305	3,405,933
M&T Bank Corp.	82,754	14,591,185
Metrocity Bankshares, Inc.	65,263	1,281,765
Mid Penn Bancorp, Inc.	64,256	1,846,075
MidWestOne Financial Group, Inc.	133,914	3,654,513
NBT Bancorp, Inc.	101,770	3,862,172
Nicolet Bankshares, Inc. (B)	95,864	6,752,660
Northrim BanCorp, Inc.	97,720	4,061,243
Ohio Valley Banc Corp. (D)	41,435	1,152,722
Old National Bancorp (D)	364,040	5,995,739
Old Second Bancorp, Inc. (D)	318,549	4,157,064
Orange County Bancorp, Inc. (C)(D)	43,740	1,683,990
Pacific Premier Bancorp, Inc. (D)	244,982	7,584,643
PacWest Bancorp (C)(D)	181,252	4,096,295
Pinnacle Financial Partners, Inc. (D)	126,415	10,252,257
Plumas Bancorp (D)	53,328	1,512,915
Popular, Inc. (D)	142,766	10,287,718
Premier Financial Corp.	418,782	10,762,697
Prime Meridian Holding Company	125,087	3,130,928
Private Bancorp of America, Inc. (B)	118,082	3,401,942
QCR Holdings, Inc.	76,319	3,887,690
Red River Bancshares, Inc.	58,027	2,868,275
Regions Financial Corp. (C)(D)	625,867	12,561,151
Renasant Corp.	146,291	4,575,982
Riverview Bancorp, Inc.	281,661	1,788,547
SB Financial Group, Inc.	260,087	4,382,466
Shore Bancshares, Inc.	209,035	3,620,486
Sierra Bancorp	113,696	2,245,496
South Atlantic Bancshares, Inc. (B)	289,568	4,340,624
Southern California Bancorp (B)	239,692	3,883,010
Southern First Bancshares, Inc. (B)	131,586	5,481,873
SouthState Corp.	92,643	7,329,914
Stock Yards Bancorp, Inc.	94,346	6,416,471
Synovus Financial Corp.	230,856	8,659,409
The Community Financial Corp.	89,596	3,073,143
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
The First Bancorp, Inc.	245,664	$6,768,043
The First Bancshares, Inc.	197,940	5,912,468
The PNC Financial Services Group, Inc. (D)	81,094	12,117,065
Third Coast Bancshares, Inc. (B)	68,416	1,170,598
TriCo Bancshares	204,465	9,129,362
Truist Financial Corp.	228,439	9,946,234
U.S. Bancorp (C)(D)	241,185	9,724,579
Umpqua Holdings Corp.	257,141	4,394,540
United BanCorp of Alabama, Inc., Class A	170,487	4,468,464
Univest Financial Corp.	136,945	3,215,469
Virginia National Bankshares Corp.	60,839	1,973,617
Walden Mutual (A)(B)(E)	100,000	1,000,000
Washington Trust Bancorp, Inc.	112,988	5,251,682
WTB Financial Corp., Class B	6,902	2,337,017
Zions Bancorp NA (C)(D)	253,711	12,903,741
Capital markets 8.4%
Ares Management Corp., Class A (C)(D)	178,732	11,072,447
Brookfield Asset Management, Inc., Class A (C)(D)	104,009	4,252,928
KKR & Company, Inc. (D)	240,867	10,357,281
Oaktree Specialty Lending Corp.	873,464	5,240,784
Onex Corp.	124,888	5,728,384
Sixth Street Specialty Lending, Inc. (C)(D)	178,694	2,919,860
The Blackstone Group, Inc. (C)(D)	129,581	10,845,930
Consumer finance 1.2%
Discover Financial Services	57,696	5,245,720
LendingClub Corp. (B)	185,462	2,049,355
Diversified financial services 0.9%
Eurazeo SE	102,323	5,339,356
Insurance 0.7%
Assured Guaranty, Ltd.	92,812	4,496,741
Thrifts and mortgage finance 4.9%
ESSA Bancorp, Inc.	93,966	1,822,001
OP Bancorp (D)	170,717	1,898,373
Provident Financial Holdings, Inc.	106,084	1,506,393
Southern Missouri Bancorp, Inc.	105,980	5,408,159
Timberland Bancorp, Inc.	113,266	3,131,805
Westbury Bancorp, Inc. (B)	137,138	3,867,292
WSFS Financial Corp.	256,994	11,939,941
Real estate 0.5%		3,013,932
Equity real estate investment trusts 0.5%

Plymouth Industrial REIT, Inc. (D)	179,294	3,013,932

Preferred securities 5.0% (4.1% of Total investments)		$29,740,869
(Cost $31,385,700)
Financials 4.6%		27,340,005
Banks 4.2%
Atlantic Union Bankshares Corp., 6.875% (C)(D)	57,500	1,385,750
CNB Financial Corp., 7.125%	60,000	1,518,000
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (E)(G)	4,000	3,802,427
First Merchants Corp., 7.500%	50,000	1,294,000
Midland States Bancorp, Inc., 7.750% (7.750% to 9-30-27, then 5 Year CMT + 4.713%)	120,000	3,066,000
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Northpointe Bancshares, Inc., 8.250% (8.250% to 12-30-25, then SOFR + 7.990%) (B)(G)	160,000	$3,880,000
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	157,000	3,942,270
Pinnacle Financial Partners, Inc., 6.750%	71,825	1,819,327
Tectonic Financial, Inc., 9.000% (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,915,110
United Community Banks, Inc., 6.875% (C)(D)	57,500	1,412,200
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	50,000	1,259,000
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc., 7.750% (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	119,925	2,045,921
Real estate 0.4%		2,400,864
Equity real estate investment trusts 0.4%
Sotherly Hotels, Inc., 8.000% (B)	50,424	1,048,315
Sotherly Hotels, Inc., 8.250% (B)	67,358	1,352,549

	Rate (%)	Maturity date	Par value^	Value
Certificate of deposit 0.0% (0.0% of Total investments)				$74,987
(Cost $74,987)
East Boston Savings Bank	0.150	11-01-23	1,938	1,938
Eastern Savings Bank FSB	0.200	04-24-23	1,962	1,962
First Bank Richmond NA	1.250	12-05-22	21,642	21,642
First Federal of Northern Michigan	1.000	01-09-23	3,057	3,057
First Savings Bank of Percaise	0.600	04-05-23	5,138	5,138
Home National Bank	0.200	11-04-22	18,927	18,927
Hudson United Bank	0.800	04-24-23	2,260	2,260
Machias Savings Bank	0.200	05-31-23	2,019	2,019
Milford Federal Bank	0.100	10-28-22	2,064	2,064
Mt. McKinley Bank	0.500	12-02-22	1,734	1,734
MutualOne Bank (E)	0.500	09-11-23	4,265	4,265
Newburyport Five Cents Savings Bank	0.700	10-19-22	2,152	2,152
Rosedale Federal Savings & Loan Association	0.250	06-01-23	2,061	2,061
Salem Five Bancorp	0.250	12-19-22	1,748	1,748
Sunshine Federal Savings and Loan Association	0.500	05-10-23	2,087	2,087
The Milford Bank	0.250	06-12-23	1,933	1,933

	Yield (%)	Shares	Value
Short-term investments 0.0% (0.0% of Total investments)			$255,138
(Cost $255,127)
Short-term funds 0.0%			255,138
John Hancock Collateral Trust (H)	3.0556(I)	25,534	255,138

Total investments (Cost $487,646,564) 120.2%	$723,258,834
Other assets and liabilities, net (20.2%)	(121,664,919)
Total net assets 100.0%	$601,593,915

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(D)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-22 was $155,491,599. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $87,925,442.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 9-30-22.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	$2,575,905	$2,575,905
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	4,429,091	4,429,091
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	4,521,009	4,521,009
								—	$11,526,005	$11,526,005

(a)	At 9-30-22, the 3 month LIBOR was 3.755%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$593,051,158	$576,549,692	$10,717,926	$5,783,540
Capital markets	50,417,614	50,417,614	—	—
Consumer finance	7,295,075	7,295,075	—	—
Diversified financial services	5,339,356	—	5,339,356	—
Insurance	4,496,741	4,496,741	—	—
Thrifts and mortgage finance	29,573,964	29,573,964	—	—
Real estate
Equity real estate investment trusts	3,013,932	3,013,932	—	—
Preferred securities
Financials
Banks	25,294,084	17,611,657	3,880,000	3,802,427
Mortgage real estate investment trusts	2,045,921	2,045,921	—	—
Real estate
Equity real estate investment trusts	2,400,864	2,400,864	—	—
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	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Certificate of deposit	$74,987	—	$70,722	$4,265
Short-term investments	255,138	$255,138	—	—
Total investments in securities	$723,258,834	$693,660,598	$20,008,004	$9,590,232
Derivatives:
Assets
Swap contracts	$11,526,005	—	$11,526,005	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
	Common stocks	Preferred securities	Certificate of deposit	Total
Balance as of 12-31-21	$4,410,583	—	—	$4,410,583
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	372,957	$(197,573)	—	175,384
Purchases	1,000,000	4,000,000	—	5,000,000
Sales	—	—	—	—
Transfers into Level 3	—	—	$4,265	4,265
Transfers out of Level 3	—	—	—	—
Balance as of 9-30-22	$5,783,540	$3,802,427	$4,265	$9,590,232
Change in unrealized at period end[1]	$372,957	$(197,573)	—	$175,384

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-22	Valuation technique	Significant unobservable inputs	Input/Range
Common stocks	$4,783,540	Market Comparable	Price/book value multiple Implied multiple premium Discount	1.10x 9.53% 18%
	1,000,000	Transactions Indicative of Value	Prior/recent transactions	$10.00
	$5,783,540

Preferred securities	$3,802,427	Bond Comparable	Benchmark Option Adjusted Spread (OAS) Implied OAS premium	260.62 167.11%

Certificate of deposit	$4,265	Transactions Indicative of Value	Prior/recent transactions	$100.00

Total	$9,590,232

A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2022, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark Option Adjusted Spread (OAS)	Increase	Decrease
Discount	Decrease	Increase
Implied multiple premium	Increase	Decrease
Implied OAS premium	Increase	Decrease
Price/book value multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
|	9

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	25,534	—	$20,427,190	$(20,172,067)	$4	$11	$11,620	—	$255,138
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Alpine Banks of Colorado	7-12-22	$5,000,012	—	175,439	—	175,439	0.9%	$5,187,655
Avidbank Holdings, Inc.	5-6-22	1,350,000	—	60,000	—	60,000	0.2%	1,284,891
Bank of Idaho Holding Company	5-6-22	4,500,000	—	150,000	—	150,000	0.7%	4,245,380
Bremer Financial Corp.	10-25-19	5,000,040	41,667	—	—	41,667	0.8%	4,783,540
Walden Mutual	9-1-22	1,000,000	—	100,000	—	100,000	0.2%	1,000,000
								$16,501,466
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended September 30, 2022, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$4,349,831	—	—	—	$(661,004)	—	—	$3,688,827
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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